CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 69.6%
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.5%
Activision Blizzard Inc.	51,800	$4,804,968	*

CONSUMER STAPLES - 3.5%
Beverages - 2.0%
Coca-Cola Co.	100,330	6,213,437

Household Products - 1.2%
Procter & Gamble Co.	23,950	3,743,385

Personal Care Products - 0.3%
Kenvue Inc.	49,419	1,170,242	*

TOTAL CONSUMER STAPLES		11,127,064

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
ConocoPhillips	27,800	3,272,616
DT Midstream Inc.	52,600	2,815,152
Enbridge Inc.	42,190	1,552,592
Pioneer Natural Resources Co.	10,700	2,414,669
Williams Cos. Inc.	69,570	2,396,686

TOTAL ENERGY		12,451,715

FINANCIALS - 10.6%
Banks - 2.1%
JPMorgan Chase & Co.	41,100	6,492,156

Capital Markets - 6.3%
Blackstone Inc.	90,990	9,534,842
Blue Owl Capital Inc.	383,200	4,721,024
CME Group Inc.	6,920	1,376,804
Goldman Sachs Group Inc.	4,600	1,637,002
Intercontinental Exchange Inc.	15,910	1,826,468
Trinity Capital Inc.	58,307	851,282

Total Capital Markets		19,947,422

Financial Services - 0.7%
Apollo Global Management Inc.	26,520	2,166,949

Insurance - 1.5%
Chubb Ltd.	22,710	4,642,151

TOTAL FINANCIALS		33,248,678

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 6.4%
Biotechnology - 1.4%
AbbVie Inc.	16,800	$2,512,944
Amgen Inc.	8,430	1,973,884

Total Biotechnology		4,486,828

Pharmaceuticals - 5.0%
Johnson & Johnson	13,790	2,310,239
Merck & Co. Inc.	66,590	7,101,824
Pfizer Inc.	175,674	6,334,804

Total Pharmaceuticals		15,746,867

TOTAL HEALTH CARE		20,233,695

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.2%
L3Harris Technologies Inc.	14,600	2,766,554
Lockheed Martin Corp.	9,030	4,030,721
RTX Corp.	37,080	3,260,444

Total Aerospace & Defense		10,057,719

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	8,620	1,613,061

Electrical Equipment - 0.6%
Emerson Electric Co.	19,250	1,758,488

Ground Transportation - 1.5%
Union Pacific Corp.	19,900	4,617,198

Machinery - 1.5%
Otis Worldwide Corp.	53,500	4,866,360

Professional Services - 0.8%
Paychex Inc.	20,390	2,558,333

TOTAL INDUSTRIALS		25,471,159

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.2%
Cisco Systems Inc.	73,650	3,832,746

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A Shares	27,000	2,384,370

Semiconductors & Semiconductor Equipment - 6.7%
Broadcom Inc.	14,221	12,779,702
NXP Semiconductors NV	9,670	2,156,217
QUALCOMM Inc.	45,650	6,033,560

Total Semiconductors & Semiconductor Equipment		20,969,479

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 7.3%
Microsoft Corp.	51,470	$17,289,802
Oracle Corp.	47,870	5,611,800

Total Software		22,901,602

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	82,750	16,256,238

TOTAL INFORMATION TECHNOLOGY		66,344,435

MATERIALS - 1.4%
Chemicals - 1.4%
Air Products & Chemicals Inc.	6,030	1,841,140
Huntsman Corp.	85,840	2,555,457

TOTAL MATERIALS		4,396,597

REAL ESTATE - 9.5%
Health Care REITs - 0.2%
Global Medical REIT Inc.	74,200	734,580

Industrial REITs - 1.5%
Prologis Inc.	36,790	4,589,552

Office REITs - 1.1%
Alexandria Real Estate Equities Inc.	28,960	3,639,693

Residential REITs - 1.5%
American Homes 4 Rent, Class A Shares	44,100	1,652,868
Apartment Income REIT Corp.	42,788	1,477,898
Equity LifeStyle Properties Inc.	21,090	1,501,186

Total Residential REITs		4,631,952

Specialized REITs - 5.2%
American Tower Corp.	8,710	1,657,600
Digital Realty Trust Inc.	32,300	4,025,226
Equinix Inc.	5,260	4,260,179
Extra Space Storage Inc.	21,200	2,958,884
Gaming and Leisure Properties Inc.	72,747	3,452,573

Total Specialized REITs		16,354,462

TOTAL REAL ESTATE		29,950,239

UTILITIES - 3.5%
Electric Utilities - 1.3%
NextEra Energy Inc.	16,520	1,210,916
PPL Corp.	108,700	2,992,511

Total Electric Utilities		4,203,427

Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp., Class A Shares	23,100	720,027

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES		VALUE
Multi-Utilities - 2.0%
DTE Energy Co.		27,679		$3,163,710
Sempra		20,220		3,013,184

Total Multi-Utilities				6,176,894

TOTAL UTILITIES				11,100,348

TOTAL COMMON STOCKS (Cost - $136,739,884)				219,128,898

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 22.7%
Diversified Energy Infrastructure - 11.6%
Energy Transfer LP		1,211,430		16,099,904
Enterprise Products Partners LP		486,270		12,891,018
Plains GP Holdings LP, Class A Shares		483,710		7,589,410	*

Total Diversified Energy Infrastructure				36,580,332

Global Infrastructure - 1.0%
Brookfield Renewable Partners LP		111,210	CAD	3,240,199

Liquids Transportation & Storage - 3.8%
Magellan Midstream Partners LP		178,520		11,830,521

Oil/Refined Products - 4.4%
CrossAmerica Partners LP		156,720		3,211,193
MPLX LP		189,680		6,735,537
Sunoco LP		82,580		3,785,467

Total Oil/Refined Products				13,732,197

Petrochemicals - 1.3%
Westlake Chemical Partners LP		183,299		4,162,720

Power Generation - 0.6%
NextEra Energy Partners LP		33,340		1,815,363

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $30,397,985)				71,361,332

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 4.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Paramount Global, Non Voting Shares	5.750%	69,293		1,583,345

FINANCIALS - 2.6%
Capital Markets - 2.6%
KKR & Co. Inc., Non Voting Shares	6.000%	115,490		8,068,131

UTILITIES - 1.7%
Electric Utilities - 1.4%
NextEra Energy Inc.	6.219%	88,590		4,385,205

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
Gas Utilities - 0.3%
Spire Inc.	7.500%	23,900	$1,141,225

TOTAL UTILITIES			5,526,430

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $17,570,288)			15,177,906

INVESTMENTS IN UNDERLYING FUNDS - 1.7%
Ares Capital Corp. (Cost - $5,128,331)		278,760	5,463,696	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $189,836,488)			311,131,832

SHORT-TERM INVESTMENTS - 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	575,347	575,347	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	246,577	246,577	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $821,924)			821,924

TOTAL INVESTMENTS - 99.1% (Cost - $190,658,412)			311,953,756
Other Assets in Excess of Liabilities - 0.9%			2,978,976

TOTAL NET ASSETS - 100.0%			$314,932,732

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $246,577 and the cost was $246,577 (Note 2).

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

6

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$219,128,898	—	—	$219,128,898
Master Limited Partnerships	71,361,332	—	—	71,361,332
Convertible Preferred Stocks:
Utilities	4,385,205	$1,141,225	—	5,526,430
Other Convertible Preferred Stocks	9,651,476	—	—	9,651,476
Investments in Underlying Funds	5,463,696	—	—	5,463,696

Total Long-Term Investments	309,990,607	1,141,225	—	311,131,832

Short-Term Investments†	821,924	—	—	821,924

Total Investments	$310,812,531	$1,141,225	—	$311,953,756

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31,	Purchased		Sold
	2022	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$316,809	$20,922,105	20,922,105	$20,992,337	20,992,337

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$56,296	—	$246,577

8